Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	08/01/18 - 08/31/18
Interest Accrual Period	08/15/18 - 09/16/18
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/18	409,619,699.90	24,744
Yield Supplement Overcollateralization Amount 07/31/18	15,332,683.54	0
Receivables Balance 07/31/18	424,952,383.44	24,744
Principal Payments	17,154,185.43	660
Defaulted Receivables	1,281,527.57	78
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	14,391,795.33	0
Pool Balance at 08/31/18	392,124,875.11	24,006

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.23%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,630,004.40	501
Past Due 61-90 days	2,863,193.26	148
Past Due 91-120 days	524,719.10	32
Past Due 121+ days	0.00	0
Total	13,017,916.76	681

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Delinquency Trigger Occurred	NO

Recoveries	708,208.20
Aggregate Net Losses/(Gains) - August 2018	573,319.37
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.62%
Prior Net Losses Ratio	0.71%
Second Prior Net Losses Ratio	0.97%
Third Prior Net Losses Ratio	2.36%
Four Month Average	1.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.93%

Overcollateralization Target Amount	17,645,619.38
Actual Overcollateralization	17,645,619.38
Weighted Average APR	3.87%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	44.16

Flow of Funds	$ Amount

Collections	19,236,942.48
Investment Earnings on Cash Accounts	64,669.50
Servicing Fee	(354,126.99)
Transfer to Collection Account	0.00
Available Funds	18,947,484.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	406,930.21
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	16,707,557.67
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,795,499.36

Total Distributions of Available Funds	18,947,484.99

Servicing Fee	354,126.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 08/15/18	391,186,813.40
Principal Paid	16,707,557.67
Note Balance @ 09/17/18	374,479,255.73

Class A-1
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-2
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-3
Note Balance @ 08/15/18	289,696,813.40
Principal Paid	16,707,557.67
Note Balance @ 09/17/18	272,989,255.73
Note Factor @ 09/17/18	84.2559431%

Class A-4
Note Balance @ 08/15/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	75,480,000.00
Note Factor @ 09/17/18	100.0000000%

Class B
Note Balance @ 08/15/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	26,010,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	444,427.96
Total Principal Paid	16,707,557.67
Total Paid	17,151,985.63

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	313,838.21
Principal Paid	16,707,557.67
Total Paid to A-3 Holders	17,021,395.88

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4720475
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.7458684
Total Distribution Amount	18.2179159

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9686365
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.5665360
Total A-3 Distribution Amount	52.5351725

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/18	23,407,920.41
Investment Earnings	36,910.74
Investment Earnings Paid	(36,910.74)
Deposit/(Withdrawal)	-
Balance as of 09/17/18	23,407,920.41
Change	-

Total Reserve Amount	23,407,920.41